THE SARATOGA ADVANTAGE TRUST

U.S. Government Money Market Portfolio SGAXX

Supplement dated August 14, 2020 to the Class A Shares Prospectus dated

December 27, 2019 of the Saratoga Advantage Trust (the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The Board of Trustees of The Saratoga Advantage Trust approved changes to the U.S. Government Money Market Portfolio (the “Portfolio”), including changes to the Portfolio’s 80% investment policy. The changes, which are described below, will become effective on or about October 13, 2020 (the “Effective Date”).

On the Effective Date, the following non-fundamental investment policy will be eliminated:

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities.

Accordingly, on the Effective Date, the Portfolio’s new policy will be:

The Portfolio will invest at least 80% of its assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 31 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.765%
Acquired Fund Fees and Expenses (1)	0.18%
Total Annual Portfolio Operating Expenses	1.82%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Example”, beginning on page 31 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$748	$1,114	$1,503	$2,589

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Principal Investment Strategies”, beginning on page 31 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Principal Investment Strategies: The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•	Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.
•	Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.
•	Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Principal Investment Risks”, beginning on page 32 of the Prospectus. The second, third and fifth paragraphs of this section are deleted in their entirety and replaced with the following:

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns or minimize the volatility of the Portfolio’s net asset value per share.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio's investment strategy.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Adviser” located on page 33 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Portfolio Managers: The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Stephen Ventimiglia	Vice Chairman, Chief Investment Officer and Chief Economist of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.
Bruce E. Ventimiglia	Chairman, President and Chief Executive Officer of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.
Jonathan W. Ventimiglia	Chief Financial Officer and Chief Compliance Officer of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” beginning on page 83 of the Prospectus. The following is added to this section:

MARKET RISK. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “The Advisers” located on page 99 of the Prospectus. The second and third paragraph of this section are deleted in their entirety and replaced with the following:

SCM, a registered investment adviser, serves as the Trust’s Manager and Adviser to the Conservative Balanced Allocation Portfolio, Moderately Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, Aggressive Balanced Allocation Portfolio, U.S. Government Money Market Portfolio, Investment Quality Bond Portfolio and Municipal Bond Portfolio. SCM, which is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, had approximately $1.27 billion in assets under management as of September 30, 2019.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

U.S. Government Money Market Portfolio SGMXX

Supplement dated August 14, 2020 to the Class I Shares Prospectus dated

December 27, 2019 of the Saratoga Advantage Trust (the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The Board of Trustees of The Saratoga Advantage Trust approved changes to the U.S. Government Money Market Portfolio (the “Portfolio”), including changes to the Portfolio’s 80% investment policy. The changes, which are described below, will become effective on or about October 13, 2020 (the “Effective Date”).

On the Effective Date, the following non-fundamental investment policy will be eliminated:

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities.

Accordingly, on the Effective Date, the Portfolio’s now policy will be:

The Portfolio will invest at least 80% of its assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 31 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	NONE
Redemption Fee	NONE
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.765%
Acquired Fund Fees and Expenses (1)	0.18%
Total Annual Portfolio Operating Expenses	1.42%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Example”, beginning on page 31 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$145	$449	$776	$1,702

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Principal Investment Strategies”, beginning on page 31 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Principal Investment Strategies: The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•	Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.
•	Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.
•	Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Principal Investment Risks”, beginning on page 32 of the Prospectus. The third, fourth and sixth paragraphs of this section are deleted in their entirety and replaced with the following:

U.S. Government Securities Risk. There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns or minimize the volatility of the Portfolio’s net asset value per share.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio's investment strategy.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Adviser” located on page 33 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Portfolio Managers: The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Stephen Ventimiglia	Vice Chairman, Chief Investment Officer and Chief Economist of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.
Bruce E. Ventimiglia	Chairman, President and Chief Executive Officer of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.
Jonathan W. Ventimiglia	Chief Financial Officer and Chief Compliance Officer of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” beginning on page 84 of the Prospectus. The following is added to this section:

MARKET RISK. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “The Advisers” located on page 100 of the Prospectus. The second and third paragraph of this section are deleted in their entirety and replaced with the following:

SCM, a registered investment adviser, serves as the Trust’s Manager and Adviser to the Conservative Balanced Allocation Portfolio, Moderately Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, Aggressive Balanced Allocation Portfolio, U.S. Government Money Market Portfolio, Investment Quality Bond Portfolio and Municipal Bond Portfolio. SCM, which is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, had approximately $1.27 billion in assets under management as of September 30, 2019.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

U.S. Government Money Market Portfolio SZCXX

Supplement dated August 14, 2020 to the Class C Shares Prospectus dated

December 27, 2019 of the Saratoga Advantage Trust (the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The Board of Trustees of The Saratoga Advantage Trust approved changes to the U.S. Government Money Market Portfolio (the “Portfolio”), including changes to the Portfolio’s 80% investment policy. The changes, which are described below, will become effective on or about October 13, 2020 (the “Effective Date”).

On the Effective Date, the following non-fundamental investment policy will be eliminated:

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities.

Accordingly, on the Effective Date, the Portfolio’s now policy will be:

The Portfolio will invest at least 80% of its assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 31 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	1.00%
Redemption Fee	NONE
Exchange Fee	NONE
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.735%
Acquired Fund Fees and Expenses (1)	0.18%
Total Annual Portfolio Operating Expenses	2.39%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Example”, beginning on page 31 of the Prospectus. The tables in this section are deleted in their entirety and replaced with the following:

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$336	$740	$1,270	$2,722

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$236	$740	$1,270	$2,722

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Principal Investment Strategies”, beginning on page 31 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Principal Investment Strategies: The Portfolio is a “fund of funds.”

The Portfolio will normally invest at least 80% of its total assets in unaffiliated registered investment companies (the “Underlying Funds”) that invest in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets, through the Underlying Funds, in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. Unless the context otherwise requires, references to the Portfolio’s investments refer to those investments of the Underlying Funds. The Adviser seeks to maintain the Portfolio's share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.
•	Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.
•	Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.
•	Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities.

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Principal Investment Risks”, beginning on page 32 of the Prospectus. The second, third and fifth paragraphs of this section are deleted in their entirety and replaced with the following:

U.S. Government Securities Risk. There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Credit Risk. Issuers of money market instruments or financial institutions that have entered into repurchase agreements with an Underlying Fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest Rate Risk. The value of the Portfolio’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns or minimize the volatility of the Portfolio’s net asset value per share.

Market Risk. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity Risk. Although the Portfolio invests in a diversified portfolio of high quality instruments, the Portfolio’s investments may become less liquid as a result of market developments or adverse investor perception.

Investment in Mutual Funds Risk. The Portfolio invests in Underlying Funds as a primary strategy, so the Portfolio’s investment performance and risks are directly related to the performance and risks of the Underlying Funds. Shareholders will indirectly bear the expenses charged by the Underlying Funds. In addition, the Portfolio may hold a significant percentage of the shares of an Underlying Fund. As a result, the Portfolio’s investments in an Underlying Fund may create a conflict of interest because a situation could occur where an action for the Portfolio could be adverse to the interest of an Underlying Fund or vice versa.

Tax Risk. While dividends paid by the Portfolio from interest directly earned on U.S. government obligations may be exempt from state and local income taxes, dividends paid by the Portfolio from interest indirectly earned through the Underlying Funds with respect to U.S. government obligations is unlikely to be exempt from state and local income tax. Thus, the use of a fund of funds structure may result in a higher state income tax burden for certain shareholders, as compared to a structure in which the Portfolio invests directly in U.S. government obligations.

Management Risk. The performance of the Portfolio also will depend on whether the Manager is successful in pursuing the Portfolio's investment strategy.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Adviser” located on page 33 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Portfolio Managers: The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Stephen Ventimiglia	Vice Chairman, Chief Investment Officer and Chief Economist of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.
Bruce E. Ventimiglia	Chairman, President and Chief Executive Officer of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.
Jonathan W. Ventimiglia	Chief Financial Officer and Chief Compliance Officer of Saratoga Capital Management, LLC, and has managed the Portfolio since 2020.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” beginning on page 86 of the Prospectus. The following is added to this section:

MARKET RISK. The market value of the Portfolio’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the Portfolio’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “The Advisers” located on page 102 of the Prospectus. The second and third paragraph of this section are deleted in their entirety and replaced with the following:

SCM, a registered investment adviser, serves as the Trust’s Manager and Adviser to the Conservative Balanced Allocation Portfolio, Moderately Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, Aggressive Balanced Allocation Portfolio, U.S. Government Money Market Portfolio, Investment Quality Bond Portfolio and Municipal Bond Portfolio. SCM, which is located at 1616 N. Litchfield Rd., Suite 165, Goodyear, Arizona 85395, had approximately $1.27 billion in assets under management as of September 30, 2019.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Supplement dated August 14, 2020 to the Statement of Additional Information dated

December 27, 2019 of the Saratoga Advantage Trust (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 79 of the SAI. Effective on or about October 13, 2020, the information in this table pertaining to the U.S. Government Money Market Portfolio is deleted in its entirety and replaced with the following information, which is provided as of July 27, 2020:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Stephen Ventimiglia	U.S. Government Money Market	0	$0	0	$0	0	$0	$0
Bruce E. Ventimiglia	U.S. Government Money Market	0	$0	0	$0	0	$0	$0
Jonathan W. Ventimiglia	U.S. Government Money Market	0	$0	0	$0	0	$0	$0
*	In addition to the accounts included herein, portfolio managers may also manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolios.

Reference is made to the subsection “Conflicts of Interest” beginning on page 85 of the SAI. Effective on or about October 13, 2020, the information pertaining to CLS Investments, LLC (“CLS”) is deleted in its entirety.

Reference is made to the sub-heading “Compensation” beginning on page 90 of the SAI. Effective on or about October 13, 2020, the information pertaining to CLS is deleted in its entirety.

Reference is made to the section entitled “Ownership of Securities” beginning on page 93 of the SAI. Effective on or about October 13, 2020, the information in this table pertaining to the U.S. Government Money Market Portfolio is deleted in its entirety and replaced with the following information, which is provided as of July 27, 2020:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Stephen Ventimiglia	U.S. Government Money Market Portfolio	$10,001-$50,000
Bruce E. Ventimiglia	U.S. Government Money Market Portfolio	$50,001-$100,000
Jonathan W. Ventimiglia	U.S. Government Money Market Portfolio	$10,001-$50,000

Reference is made to the section entitled “DETERMINATION OF NET ASSET VALUE” beginning on page 101 of the SAI. Effective on or about October 13, 2020, the seventh paragraph of this section is deleted in its entirety and replaced with the following:

The U.S. Government Money Market Portfolio may utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of the shares of the Portfolio. The Portfolio may utilize the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. With respect to the Portfolio’s investments in Underlying Funds, the Portfolio will calculate its NAV using the NAV of the Underlying Funds’ shares.

Reference is made to the section entitled “Appendix B – PROXY VOTING POLICIES & PROCEDURES” beginning on page 127 of the SAI. Effective on or about October 13, 2020, the proxy voting policies and procedures of CLS are deleted in their entirety.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated August 14, 2020 to the

Trust’s Class A Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SCAAX	Large Capitalization Growth Portfolio	SLGYX
Moderately Conservative Balanced Allocation Portfolio	SMACX	Mid Capitalization Portfolio	SPMAX
Moderate Balanced Allocation Portfolio	SMPAX	Small Capitalization Portfolio	SSCYX
Moderately Aggressive Balanced Allocation Portfolio	SAMAX	International Equity Portfolio	SIEYX
Aggressive Balanced Allocation Portfolio	SABAX	Health & Biotechnology Portfolio	SHPAX
Investment Quality Bond Portfolio	SQBAX	Technology & Communications Portfolio	STPAX
Municipal Bond Portfolio	SMBAX	Financial Services Portfolio	SFPAX
Large Capitalization Value Portfolio	SLVYX	Energy & Basic Materials Portfolio	SBMBX

Reference is made to the section entitled “PORTFOLIO SUMMARY”, subsection “Principal Investment Risks”, for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions, if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated August 14, 2020 to the

Trust’s Class C Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SUMCX	Large Capitalization Growth Portfolio	SLGCX
Moderately Conservative Balanced Allocation Portfolio	SBCCX	Mid Capitalization Portfolio	SPMCX
Moderate Balanced Allocation Portfolio	SBMCX	Small Capitalization Portfolio	SSCCX
Moderately Aggressive Balanced Allocation Portfolio	SAMCX	International Equity Portfolio	SIECX
Aggressive Balanced Allocation Portfolio	SABCX	Health & Biotechnology Portfolio	SHPCX
Investment Quality Bond Portfolio	SQBCX	Technology & Communications Portfolio	STPCX
Municipal Bond Portfolio	SMBCX	Financial Services Portfolio	SFPCX
Large Capitalization Value Portfolio	SLVCX	Energy & Basic Materials Portfolio	SEPCX

Reference is made to the section entitled “PORTFOLIO SUMMARY”, subsection “Principal Investment Risks”, for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions, if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated August 14, 2020 to the

Trust’s Class I Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	LUNAX	Large Capitalization Growth Portfolio	SLCGX
Moderately Conservative Balanced Allocation Portfolio	SMICX	Mid Capitalization Portfolio	SMIPX
Moderate Balanced Allocation Portfolio	SBMIX	Small Capitalization Portfolio	SSCPX
Moderately Aggressive Balanced Allocation Portfolio	SAMIX	International Equity Portfolio	SIEPX
Aggressive Balanced Allocation Portfolio	SABIX	Health & Biotechnology Portfolio	SBHIX
Investment Quality Bond Portfolio	SIBPX	Technology & Communications Portfolio	STPIX
Municipal Bond Portfolio	SMBPX	Financial Services Portfolio	SFPIX
Large Capitalization Value Portfolio	SLCVX	Energy & Basic Materials Portfolio	SEPIX

Reference is made to the section entitled “PORTFOLIO SUMMARY”, subsection “Principal Investment Risks”, for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager or Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions, if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated August 14, 2020 to the

James Alpha Class A, I and C Shares Prospectuses Dated December 27, 2019 (the “Prospectuses”)

James Alpha Global Real Estate Investments Portfolio	Class I (JARIX) Class A (JAREX) Class C (JACRX)	James Alpha Managed Risk Domestic Equity Portfolio	Class I (JDIEX) Class A (JDAEX) Class C (JDCEX)

James Alpha Hedged High Income Portfolio	Class I (INCIX) Class A (INCAX) Class C (INCCX)	James Alpha Managed Risk Emerging Markets Equity Portfolio	Class I (JEIMX) Class A (JEAMX) Class C (JECMX)

James Alpha Macro Portfolio	Class I (GRRIX) Class A (GRRAX) Class C (GRRCX)	James Alpha Multi Strategy Alternative Income Portfolio	Class I (JAIMX) Class A (JAAMX) Class C (JACMX)

Reference is made to the section entitled “PORTFOLIO SUMMARY”, subsection “Principal Investment Risks”, for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager, Adviser and/or Sub-Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager, Adviser and/or Sub-Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions, if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated August 14, 2020 to the

James Alpha Class S Shares Prospectus Dated December 27, 2019 (the “Prospectus”)

James Alpha Global Real Estate Investments Portfolio	Class S (JARSX)	James Alpha Managed Risk Domestic Equity Portfolio	Class S (JDSEX)

James Alpha Hedged High Income Portfolio	Class S (INCSX)	James Alpha Managed Risk Emerging Markets Equity Portfolio	Class S (JESMX)

James Alpha Macro Portfolio	Class S (GRRSX)	James Alpha Multi Strategy Alternative Income Portfolio	Class S (JASMX)

Reference is made to the section entitled “PORTFOLIO SUMMARY”, subsection “Principal Investment Risks”, for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager, Adviser and/or Sub-Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS”, subsection “Principal Risks of Investing in the Portfolios” for each of the above Portfolios. The following is added for each Portfolio and supersedes any similar disclosure:

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) will occur that have significant impacts on issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Manager, Adviser and/or Sub-Adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions, if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.